Income Taxes - California NOL Carry Forwards Expiration (Detail) - California [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
2016	$ 624
2017	2,052
Thereafter	$ 167,828